Average Annual Total Returns - BARON ASSET FUND	Jan. 28, 2021
Russell Midcap® Growth Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	35.59%
5 Years	18.66%
10 Years	15.04%
Since Inception	11.03%	[1]
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%
Since Inception	10.22%
Retail Shares
Average Annual Return:
1 Year	32.98%
5 Years	19.61%
10 Years	15.33%
Since Inception	12.37%
Inception Date	Jun. 12, 2087
Retail Shares | After Taxes on Distributions
Average Annual Return:
1 Year	31.99%
5 Years	18.34%
10 Years	13.64%
Since Inception	11.34%
Inception Date	Jun. 12, 2087
Retail Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	20.16%
5 Years	15.61%
10 Years	12.27%
Since Inception	10.79%
Inception Date	Jun. 12, 2087
Institutional Shares
Average Annual Return:
1 Year	33.33%	[2]
5 Years	19.93%	[2]
10 Years	15.64%	[2]
Since Inception	12.47%	[2]
Inception Date	May 29, 2009	[2]
R6 Shares
Average Annual Return:
1 Year	33.32%	[2]
5 Years	19.93%	[2]
10 Years	15.64%	[2]
Since Inception	12.47%	[2]
Inception Date	Jan. 29, 2016	[2]

[1]	For the period June 30, 1987 to December 31, 2020.
[2]	Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.